HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 11.0%
Entertainment Content - 2.0%
Take-Two Interactive Software, Inc. (a)	5,633	$ 1,386,112

Internet Media & Services - 9.0%
Alphabet, Inc. - Class C	9,595	3,071,551
Meta Platforms, Inc. - Class A	3,150	2,041,043
Netflix, Inc. (a)	11,000	1,183,380
		6,295,974
Consumer Discretionary - 11.0%
E-Commerce Discretionary - 6.3%
Amazon.com, Inc. (a)	13,164	3,070,108
MercadoLibre, Inc. (a)	628	1,301,078
		4,371,186
Leisure Facilities & Services - 2.6%
Chipotle Mexican Grill, Inc. (a)	20,000	690,400
Starbucks Corporation	13,063	1,137,918
		1,828,318
Retail - Discretionary - 2.1%
AutoZone, Inc. (a)	365	1,443,330

Consumer Staples - 1.0%
Beverages - 0.3%
PepsiCo, Inc.	1,580	235,009

Food - 0.7%
Mondelez International, Inc. - Class A	7,810	449,622

Energy - 3.2%
Oil & Gas Producers - 1.0%
Exxon Mobil Corporation	6,172	715,458

Oil & Gas Services & Equipment - 2.2%
Baker Hughes Company	15,197	762,890
SLB Ltd.	19,985	724,256
		1,487,146

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 12.7%
Asset Management - 3.1%
Blue Owl Capital, Inc.	49,000	$ 735,000
Charles Schwab Corporation (The)	15,188	1,408,383
		2,143,383
Banking - 1.6%
JPMorgan Chase & Company	3,486	1,091,397

Institutional Financial Services - 3.7%
Goldman Sachs Group, Inc. (The)	1,625	1,342,315
Morgan Stanley	7,227	1,226,133
		2,568,448
Insurance - 1.1%
Marsh & McLennan Companies, Inc.	4,393	805,896

Specialty Finance - 3.2%
American Express Company	6,141	2,243,123

Health Care - 10.3%
Biotech & Pharma - 5.2%
AbbVie, Inc.	6,244	1,421,759
Eli Lilly & Company	2,062	2,217,619
		3,639,378
Health Care Facilities & Services - 1.2%
UnitedHealth Group, Inc.	2,615	862,349

Medical Equipment & Devices - 3.9%
Danaher Corporation	6,024	1,366,123
Thermo Fisher Scientific, Inc.	2,274	1,343,547
		2,709,670
Industrials - 12.5%
Electrical Equipment - 5.4%
Amphenol Corporation - Class A	11,926	1,680,373
Generac Holdings, Inc. (a)	2,000	303,260
Rockwell Automation, Inc.	2,108	834,473
Trimble, Inc. (a)	11,637	947,485
		3,765,591

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 12.5% (Continued)
Engineering & Construction - 3.3%
Fluor Corporation (a)	23,655	$ 1,015,509
Quanta Services, Inc.	2,842	1,321,189
		2,336,698
Industrial Support Services - 2.2%
Grainger (W.W.), Inc.	748	709,575
United Rentals, Inc.	984	802,137
		1,511,712
Machinery - 1.0%
Lincoln Electric Holdings, Inc.	2,783	666,334

Transportation & Logistics - 0.6%
CSX Corporation	11,432	404,236

Materials - 1.9%
Chemicals - 0.9%
Sherwin-Williams Company (The)	1,800	618,642

Steel - 1.0%
Nucor Corporation	4,485	715,313

Real Estate - 3.6%
Real Estate Services - 2.1%
CBRE Group, Inc. - Class A (a)	9,009	1,457,926

REITs - 1.5%
Prologis, Inc.	5,071	651,776
Weyerhaeuser Company	16,958	376,637
		1,028,413
Technology - 29.7%
Semiconductors - 9.4%
KLA Corporation	2,330	2,738,845
NVIDIA Corporation	21,630	3,828,510
		6,567,355
Software - 9.0%
Adobe, Inc. (a)	3,400	1,088,442

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Technology - 29.7% (Continued)
Software - 9.0% (Continued)
Microsoft Corporation	5,100	$ 2,509,251
Salesforce, Inc.	5,815	1,340,590
ServiceNow, Inc. (a)	1,637	1,329,915
		6,268,198
Technology Hardware - 6.8%
Apple, Inc.	8,371	2,334,253
Ciena Corporation (a)	5,977	1,220,563
Cisco Systems, Inc.	14,966	1,151,484
		4,706,300
Technology Services - 4.5%
International Business Machines Corporation	5,152	1,589,804
Visa, Inc. - Class A	4,610	1,541,769
		3,131,573
Utilities - 2.4%
Electric Utilities - 2.4%
Duke Energy Corporation	6,000	743,640
NextEra Energy, Inc.	10,443	901,126
		1,644,766

Investments at Value - 99.3% (Cost $39,486,486)		$ 69,098,856

Other Assets in Excess of Liabilities - 0.7%		501,537

Net Assets - 100.0%		$ 69,600,393

(a)	Non-income producing security.